Finance income and charges - Schedule of finance income and charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income	£ 61	£ 58
Fair value gain on financial instruments	58	56
Total interest income	119	114
Interest charge on bank loans, bonds and overdrafts	(181)	(203)
Interest charge on leases	(5)	(7)
Fair value loss on financial instruments	(59)	(55)
Interest charge on other borrowings	(36)	(35)
Total interest charges	(281)	(300)
Net interest charges	(162)	(186)
Net finance income in respect of post employment plans in surplus	10	9
Hyperinflation adjustment in respect of Venezuela	1	2
Change in financial liability (Level 3)	0	2
Total other finance income	11	13
Net finance charge in respect of post employment plans in deficit	(5)	(7)
Foreign exchange revaluation of monetary items in respect of Lebanon	(2)	(8)
Unwinding of discounts	(6)	(8)
Interest charge in respect of direct and indirect tax	(8)	(2)
Change in financial liability (Level 3)	(7)	0
Other finance charges	(1)	(2)
Total other finance charges	(29)	(27)
Net other finance charges	£ (18)	£ (14)